ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Forthright Group
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	12,806

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	58,380
Entrusted bank balances held on behalf of customers	150,452
Equipment and leasehold improvements	1,488
Intangible assets	416
Accounts receivable	9,600
Other assets	4,578
Accounts payable	(149,872)
Accrued employee benefits	(2,649)
Other liabilities	(76,147)

Total identifiable net assets acquired	(3,754)
Goodwill	16,560

Total	12,806

Sina Shi Jin
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	18,488

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	8,908
Equipment and leasehold improvements	96
Deferred tax assets	2,446
Short-term investments	20,000
Other assets	7
Accounts payable	(2,621)
Accrued employee benefits	(379)
Other liabilities	(34)

Total identifiable net assets acquired	28,423
Non-controlling interest	(17,762)
Goodwill	7,827

Total	18,488

Other acquisitions in 2017
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	97,836

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	18,508
Accounts receivable	104,096
Equipment and leasehold improvements	4,943
Intangible assets	68,745
Deferred tax assets	10,736
Short-term investments	5,000
Goodwill	766
Other assets	3,398
Accounts payable	(108,104)
Income tax payable	(4,721)
Accrued employee benefits	(735)
Other liabilities	(5,947)

Total identifiable net assets acquired	96,685
Noncontrolling interest	(4,945)
Goodwill	6,096

Total	97,836

Gold Master HK
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	281,619
Equity instrument (200,890,940 ordinary shares of the Company)	1,146,252

Fair value of total consideration transferred	1,427,871

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	181,538
Available-for-sale investments	9,000
Equipment and leasehold improvements	6,236
Intangible assets	429,806
Other assets	95,568
Accounts payable	(12,580)
Accrued employee benefits	(67,579)
Deferred tax liabilities	(103,273)
Other liabilities	(176,568)

Total identifiable net assets acquired	362,148
Goodwill	1,065,723

Total	1,427,871

Other acquisitions in 2016
Summary of consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date

Consideration
Cash	48,058

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	38,726
Equipment and leasehold improvements	3,766
Intangible assets	89
Other assets	75,295
Accounts payable	(611)
Accrued employee benefits	(1,935)
Other liabilities	(68,050)

Total identifiable net assets acquired	47,280
Noncontrolling interest	(3,000)
Goodwill	3,778

Total	48,058